EQUITY-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 6.0
Options granted (in shares)	0		4,000
Options, Vested and exercisable	20,204,559
Weighted average exercise price	$ 4.02
Equity-Based Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense			$ 10.6
Equity-Based Compensation Plan | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation, net of forfeitures	$ 3.1	$ 3.2	$ 6.4	$ 8.0